Stable Coins - Schedule of Digital Assets Held (Details) - Stable coins	Jun. 30, 2026 HKD ($) stable_coin	Jun. 30, 2026 USD ($) stable_coin	Dec. 31, 2025 HKD ($) stable_coin
Crypto Asset, Holding [Line Items]
Stable coins, Units	7,155,951	7,155,951	32,649,748
Stable coins, Fair value	$ 55,793,319	$ 7,114,680	$ 254,646,365